Income taxes	12 Months Ended
Aug. 31, 2024
Income taxes
Income taxes

24. Income taxes

The income tax expense on the Company’s loss before tax differs from the theoretical amount that would arise using the federal, provincial and foreign statutory tax rates applicable. The difference is as follows:

	2024	2023	2022
	$	$	$
Income taxes at the applicable tax rate of 26.5% [2023 – 26.5%; 2022 – 26.5%]	(3,793,762)	(5,606,886)	(3,406,162)
Adjustment in respect of current and deferred income tax of previous year	789,334	(72,894)	(4,396)
Permanent differences	2,526	70,418	823,119
Change in recognition of deferred income tax assets	2,746,439	5,328,487	2,816,417
Other	—	—	29,365
Total income tax (recovery) expense	(255,463)	(280,875)	258,343

Deferred income taxes reflect the net tax impact of temporary differences between the value of assets and liabilities for accounting and tax purposes. The main components of the deferred tax expense and deferred tax assets and liabilities were as follows:

	Balance as at	Recognized			Balance as at
	August 31,	in net			August 31,
	2023	loss	Deconsolidated	Other	2024
	$	$	$	$	$
Temporary differences
Property and equipment	(184,176)	(50,882)	198,275	(3,686)	(40,469)
Intangibles	(255,278)	26,428	(2,594)	36	(231,408)
Net operating losses	9,354,764	3,019,259	(120,802)	—	12,253,221
Financing fees	732,369	140,459	—	—	872,828
Research and development	987,997	79,352	—	—	1,067,349
Difference in timing of recognition	755,900	34,737	(233,328)	2,569	559,878
Right-of-use asset	(603,989)	340,679	222,297	(3,446)	(44,459)
Lease liability	664,308	(363,979)	(261,506)	6,458	45,281
Net capital losses	50,418	—	—	—	50,418
Unrecognized deferred tax assets	(11,478,990)	(2,960,676)	—	—	(14,439,666)
Deferred tax liability	23,323	265,377	(197,658)	1,931	92,973

The net operating losses carried forward and deductible temporary differences for which deferred tax assets have not been recognized amounted to $54,489,000 as at August 31, 2024 [2023 - $45,415,000]. Of these amounts, $46,369,000 [2023 - $35,333,000] relates to net operating losses carried forward, that will expire between 2040 and 2044 and $4,271,000 [2023 - $3,541,000] relates to research and development expenditures, which can be carried forward indefinitely.

As of August 31, 2024, the Company has available Canadian federal non-refundable investment tax credits of $678,000 [2023 - $642,000] related to research and development expenditures which may be used to reduce Canadian federal income taxes payable in future years. These non-refundable investment tax credits will expire between 2041 and 2043. The benefits of these non-refundable investment tax credits have not been recognized in the consolidated financial statements.